Trade and Other Payables - Summary of Trade and Other Current Payables (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Bills payable	¥ 2,764,013	$ 390,116	¥ 2,065,147
Joint ventures [member]
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Bills payable	125,000	17,600	131,800
Associates [member]
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Bills payable	10,100	1,400	4,200
Other related parties [member]
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Bills payable	¥ 232,600	$ 32,800	¥ 62,800